Reconciliation of GAAP Net Income to Adjusted Net Income (Parenthetical)	3 Months Ended		6 Months Ended
	Jul. 29, 2023	Jul. 30, 2022	Jul. 29, 2023	Jul. 30, 2022
Income Statement [Abstract]
Adjusted tax provision for adjusted net income estimated percentage	27.90%	25.40%	27.90%	25.40%